Additional information: condensed financial statements of the Company - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Revenues	$ 129,635	$ 133,934	$ 118,127
Cost of revenues	(60,034)	(55,755)	(50,258)
Gross profit	69,601	78,179	67,869
Operating expenses
Research and development expenses	(38,250)	(29,252)	(21,740)
Sales and marketing expenses	(15,042)	(13,527)	(9,848)
General and administrative expenses	(28,774)	(26,945)	(18,663)
Total operating expenses	(82,066)	(69,724)	(50,251)
Operating income / (loss)	(12,465)	8,455	17,618
Interest income	5,833	6,733	$ 1,189
Interest expense	(239)	(163)
Other income, net	3,627	13,966	$ 4,679
Income/(loss) from continuing operations before income tax	(3,256)	28,732	23,511
Income tax	886	(463)	(560)
Net income / (loss)	(14,466)	9,862	10,379
Net income attributable to the non-controlling interest	(1,299)	(950)	(283)
Net income/(loss) attributable to Xunlei Limited's common shareholders	$ (13,167)	$ (105,366)	$ 2,268
Xunlei Limited [Member]
Condensed Income Statements, Captions [Line Items]
Revenues
Cost of revenues	$ (131)	$ (1,673)	$ (2,264)
Gross profit	$ (131)	$ (1,673)	$ (2,264)
Operating expenses
Research and development expenses
Sales and marketing expenses			$ (241)
General and administrative expenses	$ (1,314)	$ (996)	(972)
Total operating expenses	(1,314)	(996)	(1,213)
Operating income / (loss)	(1,445)	(2,669)	(3,477)
Interest income	5,318	6,171	$ 706
Interest expense	(239)	(163)
Other income, net	(3,261)	7,602	$ 1,651
Income / (loss) from subsidiaries and consolidated VIEs	(13,540)	(129)	11,782
Income/(loss) from continuing operations before income tax	$ (13,167)	$ 10,812	$ 10,662
Income tax
Net income / (loss)	$ (13,167)	$ 10,812	$ 10,662
Net income attributable to the non-controlling interest
Net income/(loss) attributable to Xunlei Limited's common shareholders	$ (13,167)	$ 10,812	$ 10,662